Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Parenthetical) (Detail)
€ in Millions
	12 Months Ended
	Dec. 31, 2017 EUR (€) Payments		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 EUR (€) [1]	Dec. 31, 2016 $ / shares
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Quoted market price per share of CVRs issued in connection with the acquisition of Genzyme | $ / shares				$ 0.48	$ 0.38		$ 0.38
Non-current liabilities related to business combinations and to non-controlling interests	€ 1,026	[1]	€ 963			€ 1,378
Current liabilities related to business combinations and to non-controlling interests	€ 343	[1]	341			€ 198
Number of potential payment | Payments	2
Acquisition potential payment	€ 42
True North Therapeutics [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Contingent consideration liabilities			226
Bioverativ employees [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Contingent consideration liabilities			€ 2

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).